Parnassus Core Equity Fund

Portfolio of Investments as of September 30, 2026 (unaudited)

		$
Equities	Shares	Market Value ($)

Banks (2.1%)

Bank of America Corp.	8,386,393		456,471,371

Capital Markets (4.5%)

Intercontinental Exchange Inc.	3,461,260		526,215,358

S&P Global Inc.	1,138,531		449,116,324

			975,331,682

Chemicals (3.6%)

Linde plc	1,026,759		487,351,159

The Sherwin-Williams Co.	906,819		293,147,378

			780,498,537

Commercial Services & Supplies (4.3%)

Cintas Corp.	1,395,837		272,271,965

Waste Management Inc.	3,161,255		644,643,120

			916,915,085

Construction Materials (1.7%)

Vulcan Materials Co.	1,531,436		374,635,189

Diversified Financial Services (2.8%)

Mastercard Inc., Class A	1,085,193		598,451,384

Electrical Equipment (3.1%)

GE Vernova Inc.	353,779		336,263,402

Hubbell Inc., Class B	710,065		322,085,484

			658,348,886

Food & Staples Retailing (2.0%)

Costco Wholesale Corp.	466,444		424,622,631

Health Care Equipment & Supplies (1.9%)

Stryker Corp.	1,446,294		398,294,905

Hotels, Restaurants & Leisure (4.4%)

DoorDash Inc., Class Aq	3,018,050		553,963,077

Marriott International Inc., Class A	1,079,231		383,850,090

			937,813,167

Interactive Media & Services (7.5%)

Alphabet Inc., Class A	3,245,807		1,116,817,273

Meta Platforms Inc., Class A	695,797		504,578,068

			1,621,395,341

Life Sciences Tools & Services (6.2%)

Danaher Corp.	2,812,680		623,149,254

Thermo Fisher Scientific Inc.	1,035,805		699,220,165

			1,322,369,419

Machinery (3.3%)

Deere & Co.	1,063,865		714,438,541

Multiline Retail (5.9%)

Amazon.com Inc.[q]	5,098,447		1,270,278,070

Pharmaceuticals (3.4%)

AstraZeneca plc	1,718,500		277,486,195

Eli Lilly & Co.	388,456		449,474,668

			726,960,863

Road & Rail (1.1%)

Old Dominion Freight Line Inc.	1,391,456	241,890,711

Semiconductors & Semiconductor Equipment (19.6%)

Advanced Micro Devices Inc.[q]	1,112,038	680,300,367

Applied Materials Inc.	1,203,423	615,406,454

Broadcom Inc.	1,813,845	637,004,225

KLA Corp.	2,541,230	495,361,964

NVIDIA Corp.	6,312,444	1,441,635,961

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	776,761	354,350,601

		4,224,059,572

Software (9.0%)

Microsoft Corp.	3,003,118	1,540,299,222

Synopsys Inc.[q]	908,020	394,934,219

		1,935,233,441

Specialty Retail (3.9%)

AutoZone Inc.[q]	110,664	313,181,333

The Home Depot Inc.	690,786	196,521,709

The TJX Companies Inc.	2,540,379	336,117,545

		845,820,587

Technology Hardware, Storage & Peripherals (4.4%)

Apple Inc.	2,834,386	943,907,226

Trading Companies & Distributors (4.4%)

Ferguson Enterprises Inc.	1,840,515	409,735,449

WW Grainger Inc.	431,271	537,260,161

		946,995,610

Total investment in equities (99.1%)

(cost $15,839,443,088)		21,314,732,218

	$		$		$		$
Short-Term Securities	Interest Rate		Maturity Date		Principal Amount ($)		Market Value ($)

Time Deposits (0.5%)

Citibank, New York		3.23%		10/01/2026		116,739,364		116,739,364

Total short-term securities (0.5%)

(cost $116,739,364)								116,739,364

Total securities (99.6%)

(cost $15,956,182,452)								21,431,471,582

Other assets and liabilities (0.4%)								77,070,980

Total net assets (100.0%)								21,508,542,562

q	This security is non-income producing.

plc	Public Limited Company

ADR	American Depositary Receipt